LONG-TERM DEBT - Summary of long-term debt - DSS HOLDINGS L.P. AND SUBSIDIARIES (Details) - DSS holding - USD ($)	Dec. 31, 2018	Mar. 31, 2018
Debt Instrument [Line Items]
Long-term debt	$ 646,688,094	$ 701,001,883
Less: Unamortized deferred financing costs	(7,147,186)	(9,266,324)
Less: Current portion	(97,315,075)	(80,372,494)
Long-term debt, net of deferred financing costs	542,225,833	611,363,065
$460 Facility
Debt Instrument [Line Items]
Long-term debt	315,368,000	375,270,000
$235 Facility
Debt Instrument [Line Items]
Long-term debt	186,923,070	194,615,380
$75 Facility
Debt Instrument [Line Items]
Long-term debt	61,875,000	65,625,000
$66 Facility
Debt Instrument [Line Items]
Long-term debt	56,199,443	59,491,503
$30 LOC
Debt Instrument [Line Items]
Long-term debt	20,322,581	0
$20 LOC
Debt Instrument [Line Items]
Long-term debt	$ 6,000,000	$ 6,000,000